Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2022	2023	2024
Current income tax expenses	$2,182	$1,871	$1,618
Deferred income tax (benefit) expense	(1,951)	701	1,235
Total income tax expense	$231	$2,572	$2,853

Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2022	2023	2024
Loss before income tax expense	$(10,674)	$(15,007)	$(61,600)
Computed income tax benefit with statutory tax rate	(2,669)	(3,752)	(15,400)
Additional deduction for research and development expenses	(635)	(546)	(439)
Tax effect of preferred tax rate	1,050	2,264	15,696
Tax effect of favorable tax rates on small-scale and low-profit entities	123	(92)	18
Tax effect of tax relief	(7)	(2)	-
Tax effect of non-deductible items	26	77	76
Tax effect due to the disposal of Shengda Group	(3,580)	-	-
Tax effect of expired tax attribute carryforwards	-	165	523
Tax effect of deferred tax effect of tax rate change	129	(40)	-
Changes in valuation allowance	5,794	4,498	2,379
Income tax expense	$231	$2,572	$2,853

Schedule of Deferred Tax Assets

As of December 31, 2023 and 2024, the significant components of the deferred tax assets are summarized below:

	December 31,
	2023	2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,727	$5,570
Temporary difference in research and development costs	3,187	3,033
Accrued expense	402	391
Net operating loss carried forward	10,841	11,325
Share-based compensation	76	295
Allowance for credit losses	3,585	3,679
Total deferred tax assets	23,818	24,293
Valuation allowance	(11,820)	(13,840)
Deferred tax assets, net of valuation allowance	$11,998	$10,453

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	December 31,
	2023	2024
Balance at the beginning of the year	$7,577	$11,820
Additions	4,459	2,344
Foreign currency translation adjustments	(216)	(324)
Balance at the end of the year	$11,820	$13,840

Schedule of Net Operating Loss Carryforwards	As of December 31, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$4,804
2026	5,205
2027	17,386
2028	14,295
2029	6,657
Indefinite	82,600
Total	$130,947